Share Capital (Details) - Schedule of Continuity for Stock Options	12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares
Schedule of Continuity for Stock Options [Abstract]
Number of Stock Options, Balance, fully vested and exercisable (in Shares) | shares	1,560,526	1,757,894	1,036,842
Weighted Average Exercise Price, fully vested and exercisable	$ 1.04	$ 1.1	$ 0.99
Number of Stock Options, Expired		(197,368)
Weighted Average Exercise Price, Expired		$ 1.52
Number of Stock Options, Granted	2,000,000		721,052
Weighted Average Exercise Price, Granted	$ 0.59		$ 1.25
Number of Stock Options, fully vested and exercisable (in Shares) | shares	3,560,526	1,560,526	1,757,894
Weighted Average Exercise Price, fully vested and exercisable	$ 0.79	$ 1.04	$ 1.1